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                        Delaware Group Premium Fund, Inc.
                             Capital Reserves Series

                      Supplement to the current prospectus
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The following supplements the section of the prospectus entitled "The securities we typically invest in":

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                      Securities                       |                         How we use them
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                                                       |                     Capital Reserves Series
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Interest rate swap agreements:  In an interest rate    |Interest rate swaps may be used to adjust the Series'
swap, a series receives payments from another party    |sensitivity to interest rates by changing its duration.  We may
based on a floating interest rate in return for        |also use interest rate swaps to hedge against changes in
making payments based on a fixed interest rate.  An    |interest rates.
interest rate swap can also work in reverse, with a    |
series receiving payments based on a fixed interest    |Interest rate swaps will be considered illiquid securities.
rate and making payments based on a floating interest  |
rate.                                                  |
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The following supplements the section of the prospectus entitled "The risks of investing in the Series":

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                        Risks                          |                   How we strive to manage them
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                                                       |                     Capital Reserves Series
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Interest rate risk: Swaps may be particularly          |The Series will not invest in interest rate swaps with maturities
sensitive to interest rate changes.  Depending on the  |of more than two years.  Each business day we will calculate the
actual movements of interest rates and how well the    |amount the Series must pay for any swaps it holds and will
portfolio manager anticipates them, a series could     |segregate enough cash or other liquid securities to cover that
experience a higher or lower return than               |amount.
anticipated.  For example, if a series holds interest  |
rate swaps and is required to make payments based on   |
variable interest rates, it will have to make          |
increased payments if interest rates rise, which will  |
not necessarily be offset by the fixed-rate payments   |
it is entitled to receive under the swap agreement.    |
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Credit risk (see prospectus for discussion of this     |When selecting dealers with whom we would make interest rate or
risk)                                                  |index swap agreements, we focus on those with high quality
                                                       |ratings and do careful credit analysis before investing.
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Liquidity risk (see prospectus for discussion of this  |Swap agreements will be treated as illiquid securities, but most
risk)                                                  |swap dealers will be willing to repurchase interest rate swaps.
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